UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akre Capital Management, LLC

Address:  2 West Marshall Street
          P.O. Box 998
          Middleburg, Virginia 20118

13F File Number: 028-06599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Schaefer
Title:    Chief Operating Officer
Phone:    (540) 687-8928


Signature, Place and Date of Signing:

/s/ Andrew Schaefer             Middleburg, VA              February 12, 2010
-----------------------    --------------------------    ----------------------
     [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:    $300,678
                                            (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1.      028-13109                       Braddock Partners, LP



                                                        Akre Capital Management, LLC
                                                                 FORM 13F
                                                                 31-Dec-09


COLUMN 1                      COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                              TITLE                       VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (x$1000)  PRN AMT    PRN CALL   DISCRETION  MGRS    SOLE      SHARED  NONE
--------------                --------        -----       --------  -------    --- ----   ----------  ----    ----      ------  ----
99 CENTS ONLY STORES          COM             65440K106    10,797     826,075  SH         SOLE        NONE       826,075
AMERICAN TOWER CORP           CL A            029912201    56,606   1,310,011  SH         SOLE        NONE     1,310,011
ANNALY CAP MGMT INC           COM             035710409       309      17,800  SH         SOLE        NONE        17,800
BALLY TECHNOLOGIES INC        COM             05874B107    13,142     318,285  SH         SOLE        NONE       318,285
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     8,333          94  SH         SOLE        NONE            94
BERKSHIRE HATHAWAY INC DEL    CL B            084670207     6,848       2,084  SH         SOLE        NONE         2,084
CARMAX INC                    COM             143130102    16,579     683,680  SH         SOLE        NONE       683,680
CSX CORP                      COM             126408103       862      17,768  SH         SOLE        NONE        17,768
ENSTAR GROUP LIMITED          SHS             G3075P101    26,686     365,458  SH         SOLE        NONE       365,458
ENTERTAINMENT PPTYS TR        COM SH BEN INT  29380T105       354      10,050  SH         SOLE        NONE        10,050
EXXON MOBIL CORP              COM             30231G102       304       4,453  SH         SOLE        NONE         4,453
FACTSET RESH SYS INC          COM             303075105    11,527     175,000  SH         SOLE        NONE       175,000
FRANKLIN STREET PPTYS CORP    COM             35471R106       292      20,000  SH         SOLE        NONE        20,000
LAMAR ADVERTISING CO          CL A            512815101    31,034     998,209  SH         SOLE        NONE       998,209
MARKEL CORP                   COM             570535104    43,268     127,258  SH         SOLE        NONE       127,258
MIDDLEBURG FINANCIAL CORP     COM             596094102     1,815     150,000  SH         SOLE        NONE       150,000
MSCI INC                      CL A            55354G100     4,770     150,000  SH         SOLE        NONE       150,000
O REILLY AUTOMOTIVE INC       COM             686091109    14,377     377,156  SH         SOLE        NONE       377,156
OPTIONSXPRESS HLDGS INC       COM             684010101     3,862     250,000  SH         SOLE        NONE       250,000
PENN NATL GAMING INC          COM             707569109    23,858     877,449  SH         SOLE        NONE       877,449
PRICE T ROWE GROUP INC        COM             74144T108    11,385     213,800  SH         SOLE        NONE       213,800
TD AMERITRADE HLDG CORP       COM             87236Y108     5,814     300,000  SH         SOLE        NONE       300,000
WHITE RIVER CAPITAL INC       COM             96445P105     1,030      91,673  SH         SOLE        NONE        91,673
WMS INDS INC                  COM             929297109     4,040     101,000  SH         SOLE        NONE       101,000
                                                          300,678
